SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - Profit Sharing and Savings Plan	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared on the modified cash basis of accounting, which is a comprehensive basis of accounting other than United States generally accepted accounting principles.  Under this basis, employer and participant contributions are recorded when received rather than in the period to which they relate, and benefits and expenses are recorded when paid rather than when incurred.

Valuation of Investments

Valuation of Investments and Income Recognition

Investments held by the Plan are stated at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Please refer to Note 3 for further discussion and disclosures related to fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis.  Interest income is recorded as earned.  Dividends are recorded on the ex-dividend date.  Net appreciation/(depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued, but unpaid, interest.  Interest income on notes receivable from participants is recorded when it is earned.  The notes receivable from participants are secured by the vested account balances of the borrowing participants.  No allowance for credit losses was recorded as of December 31, 2025 and 2024.  If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, a deemed distribution is recorded, which is a taxable event for the participant.  A loan offset is recorded to reduce the participant’s account balance by the outstanding amount of the loan when the loan has been determined to be in default and the participant account incurs a distributable event as defined in the Plan agreement.

Administrative Expenses

Administrative Expenses

The Plan did not pay trustee administrative fees for the plan years ended December 31, 2025 and 2024, as provided by the Plan’s provisions.  The Plan did not pay any Plan related expenses incurred for consultation with third-party investment advisors and legal counsel for the plan years ended December 31, 2025 and 2024.  All additional administrative and investment related expenses were paid by the Plan participants.  Expenses relating to purchases, sales, or transfers of the Plan’s investments are charged to the particular investment fund, to which the expenses relate.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Use of Estimates

Use of Estimates

The preparation of financial statements requires management to make certain estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedule.  Actual results could differ from those estimates.

New Accounting Pronouncements

New Accounting Pronouncements

No recent accounting pronouncements or changes in accounting pronouncements have occurred that are of a material significance, or have potential material significance, to the Plan.